Other investments (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other investments
Impairments and downward adjustments	SFr (55)
Impairments and downward adjustments, Annual Amount	(12)	SFr (17)
Upward adjustments	147
Upward adjustments, Annual Amount	9	1
Other Revenue, Other Investments	(38)	253	SFr 769
Bank
Other investments
Impairments and downward adjustments	(55)
Impairments and downward adjustments, Annual Amount	(12)	(17)
Upward adjustments	147
Upward adjustments, Annual Amount	9	1
Other Revenue, Other Investments	SFr (38)	SFr 256	SFr 769